Capital Management	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Capital Management

 Note 4 | Capital management

Our capital allocation policy prioritizes safe and reliable operations, a strong and flexible balance sheet, return of capital to shareholders through a combination of stable and growing dividends and share repurchases, and a strategy to allocate remaining cash flow to high-value growth opportunities. We monitor our capital structure and, based on changes in economic conditions, may adjust allocation of capital accordingly.

We have access to the capital markets through our base shelf prospectus discussed further below. We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on senior notes and debentures.

We include total debt, adjusted total debt, adjusted net debt and shareholders’ equity as components of our capital structure. We monitor the following measures to evaluate our ability to service debt, make strategic investments and ensure we are in compliance with our debt covenants:

	2024	2023
Adjusted net debt to adjusted EBITDA (refer to Note 3)	2.2	1.9
Adjusted EBITDA to adjusted finance costs	7.2	7.3
Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00)	0.35 : 1.00	0.33 : 1.00

Adjusted EBITDA is calculated in Note 3, while the calculations of the remaining components in the above ratios are set out in the following tables:

As at December 31	2024	2023
Short-term debt	1,534	1,815
Current portion of long-term debt	1,037	512
Current portion of lease liabilities	356	327
Long-term debt	8,881	8,913
Lease liabilities	999	999
Total debt	12,807	12,566
Letters of credit – financial	101	94
Adjusted total debt	12,908	12,660

As at December 31	2024	2023
Total debt	12,807	12,566
Cash and cash equivalents	(853)	(941)
Net unamortized fair value adjustments	(276)	(294)
Adjusted net debt	11,678	11,331

As at December 31	2024	2023
Total shareholders' equity	24,442	25,201
Adjusted total debt	12,908	12,660
Adjusted capital	37,350	37,861

	2024	2023
Finance costs	720	793
Unwinding of discount on asset retirement obligations	(49)	(33)
Borrowing costs capitalized to property, plant and equipment	82	71
Interest on net defined benefit pension and other post-retirement plan obligations	(5)	(5)
Adjusted finance costs	748	826

In 2024, we filed a base shelf prospectus in Canada and the US qualifying the issuance of common shares, debt securities and other securities during a period of 25 months from March 22, 2024. In 2024, we issued senior notes of $1.0 billion pursuant to the base shelf prospectus and the applicable prospectus supplement. Refer to Note 19 for details.